Morgan Stanley Institutional Fund Trust
522 Fifth Avenue
New York, New York 10036

VIA EDGAR

August 14, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 205549

Re:	Morgan Stanley Institutional Fund Trust
File Number: 2-89729, 811-03980

Ladies and Gentlemen:

On behalf of Morgan Stanley Institutional Fund Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A, filed on August 12, 2008, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on August 12, 2008, accession number 0000930413-08-004825.

If you have any questions or comments regarding this filing, please call Debra Rubano at (212) 296-6993.

Very truly yours,

Morgan Stanley Institutional Fund Trust

/s/	Debra Rubano
Debra Rubano